Commitments (Details Narrative) $ in Thousands, $ in Thousands		1 Months Ended		12 Months Ended
	Oct. 08, 2015	Feb. 28, 2017 CAD ($)	Jan. 31, 2016	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Lease term		5 years	5 years
Commencement date		Aug. 01, 2017
Basic rent per year				$ 44	$ 31	$ 32
Acquisition and disposition description

Altiplano included a 3% NSR royalty and a buy back option. Marlin Gold retained the Altiplano royalty and buy back option, and shall receive a 1.5% NSR on all non-Altiplano claims that currently have no royalties associated with them. The closing of the Share Purchase Agreement resulted in Marlin Gold becoming an Insider of the Company, at that time, by virtue of having a 10.79% interest in the Company

Fondaway Canyon Project [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Advance royalty payments per year				35
Deferred Royalty Liability				600
Outstanding balance				$ 390
Acquisition and disposition description				the 3% NSR has a buyout provision
1 to 3 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Basic rent per year		$ 46
4 to 5 Years [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Basic rent per year		$ 48